Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenue from contracts with customers
Total revenue from contracts with customers	$ 1,477	$ 4,580	$ 4,625	$ 14,638	$ 19,806	$ 23,335
Operating expenses:
Direct operating costs (includes depreciation and amortization of $346 and $649 for the three months ended September 30, 2020 and 2019, respectively, and $1,241 and $1,918 for the nine months ended September 30, 2020 and 2019, respectively, and includes depreciation and amortization of $2,517 and $2,449, respectively)	801	1,344	2,364	4,545	7,483	8,070
Selling, general and administrative	2,068	3,413	6,743	10,303	13,175	14,463
Impairment of capitalized software		51	238	52	550	23
Impairment of goodwill			662			261
Depreciation and amortization (excluding depreciation and amortization included in direct operating costs)	26	88	189	273	360	315
Total operating expenses	2,895	4,896	10,196	15,173	21,568	23,132
Operating loss	(1,418)	(316)	(5,571)	(535)	(1,762)	203
Other expense, net:
Interest expense, net					(249)	(389)
Other (expense) income, net	(82)	(16)	826	(189)	(9)	(137)
Total other expense, net					(258)	(526)
Loss before income taxes	(1,500)	(332)	(4,745)	(724)	(2,020)	(323)
Benefit (provision) for income taxes	19	(19)	23	(30)	(27)	64
Net loss	(1,481)	(351)	(4,722)	(754)	(2,047)	(259)
Series A preferred stock dividend			(8)	(8)	(16)	(16)
Net loss attributable to common shareholders	$ (1,481)	$ (351)	$ (4,730)	$ (762)	$ (2,063)	$ (275)
Net loss per common share - basic and diluted	$ (0.50)	$ (0.12)	$ (1.62)	$ (0.27)	$ (0.72)	$ (0.10)
Weighted average shares outstanding - basic and diluted	2,936,000	2,874,000	2,920,000	2,870,000	2,875,000	2,688,000
Comprehensive loss
Net loss	$ (1,481)	$ (351)	$ (4,722)	$ (754)	$ (2,047)	$ (259)
Foreign currency translation adjustment	1	(18)	(27)	47	68	(145)
Total comprehensive loss	(1,480)	(369)	(4,749)	(707)	(1,979)	(404)
Subscription Revenue [Member]
Revenue from contracts with customers
Total revenue from contracts with customers	1,053	3,723	3,779	11,356	14,278	16,031
Hardware Revenue [Member]
Revenue from contracts with customers
Total revenue from contracts with customers	379	11	421	811	2,350	3,589
Other Revenue [Member]
Revenue from contracts with customers
Total revenue from contracts with customers	$ 45	$ 846	$ 425	$ 2,471	$ 3,178	$ 3,715